VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.4%
BASIC MATERIALS — 6.1%
AdvanSix, Inc.	3,302	$75,682
Alcoa Corp.	8,350	332,163
American Vanguard Corp.	5,810	49,966
Ashland, Inc.	1,203	113,671
ATI, Inc.*	10,079	558,881
Avient Corp.	3,830	167,179
Cabot Corp.	2,208	202,893
Carpenter Technology Corp.	10,647	1,166,698
Century Aluminum Co.*	16,700	279,725
Coeur Mining, Inc.*	10,460	58,785
Commercial Metals Co.	24,920	1,370,351
Ecovyst, Inc.*	7,110	63,777
Element Solutions, Inc.	50,030	1,356,814
Encore Energy Corp.*	6,765	26,654
H.B. Fuller Co.	2,372	182,549
Hawkins, Inc.	1,810	164,710
Haynes International, Inc.	3,420	200,754
Hecla Mining Co.	100,948	489,598
Huntsman Corp.	14,365	327,091
Innospec, Inc.	650	80,334
Kaiser Aluminum Corp.	1,003	88,164
Koppers Holdings, Inc.	1,921	71,058
Kronos Worldwide, Inc.	9,310	116,841
Mercer International, Inc.	9,520	81,301
Minerals Technologies, Inc.	6,040	502,286
NewMarket Corp.	98	50,526
Olin Corp.	6,995	329,814
Orion S.A.	2,480	54,411
Perimeter Solutions S.A.*	3,580	28,031
Radius Recycling, Inc.	1,836	28,036
Rayonier Advanced Materials, Inc.*	37,065	201,634
Stepan Co.	1,770	148,609
Sylvamo Corp.	1,760	120,736
Tronox Holdings PLC	26,655	418,217
United States Steel Corp.	24,590	929,502
Universal Stainless & Alloy Products, Inc.*	1,680	45,998
Worthington Steel, Inc.	2,520	84,067
		10,567,506
COMMUNICATIONS — 1.5%
Advantage Solutions, Inc.*	9,710	31,266
ATN International, Inc.	1,919	43,753
Cars.com, Inc.*	1,045	20,587
Consolidated Communications Holdings, Inc.*	8,840	38,896
EchoStar Corp. - Class A*	6,355	113,183
ePlus, Inc.*	3,950	291,036
EW Scripps Co. - Class A*	9,386	29,472
Frontier Communications Parent, Inc.*	8,259	216,221
Gannett Co., Inc.*	15,220	70,164
Gray Television, Inc.	10,645	55,354
HealthStream, Inc.	890	24,831
InterDigital, Inc.	990	115,394
Lands’ End, Inc.*	3,150	42,808
Liberty Latin America Ltd. - Class A*	17,270	165,965
	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
NETGEAR, Inc.*	1,500	$22,950
Nexstar Media Group, Inc.	570	94,626
Preformed Line Products Co.	720	89,669
QuinStreet, Inc.*	2,250	37,327
Saga Communications, Inc. - Class A	1,990	31,342
Scholastic Corp.	8,473	300,537
Shenandoah Telecommunications Co.	2,660	43,438
Sinclair, Inc.	5,150	68,649
Sphere Entertainment Co.*	3,480	122,009
TEGNA, Inc.	13,920	194,045
Telephone and Data Systems, Inc.	13,489	279,627
Thryv Holdings, Inc.*	1,696	30,223
Value Line, Inc.	300	12,921
Viasat, Inc.*	1,347	17,107
		2,603,400
CONSUMER, CYCLICAL — 17.3%
Abercrombie & Fitch Co. - Class A*	9,143	1,625,991
Academy Sports & Outdoors, Inc.	3,493	186,002
Acushnet Holdings Corp.	1,165	73,954
Adient PLC*	7,251	179,172
Advance Auto Parts, Inc.	840	53,197
Alaska Air Group, Inc.*	3,630	146,652
Allegiant Travel Co.	1,105	55,504
American Axle & Manufacturing Holdings, Inc.*	18,305	127,952
American Eagle Outfitters, Inc.	14,102	281,476
Asbury Automotive Group, Inc.*	1,055	240,403
AutoNation, Inc.*	2,007	319,876
Bassett Furniture Industries, Inc.	1,130	16,057
Beacon Roofing Supply, Inc.*	11,108	1,005,274
Beazer Homes USA, Inc.*	2,190	60,181
Biglari Holdings, Inc. - Class B*	50	9,669
BlueLinx Holdings, Inc.*	1,490	138,704
Buckle, Inc.	1,000	36,940
Caleres, Inc.	1,933	64,949
Century Communities, Inc.	9,072	740,820
Daktronics, Inc.*	3,420	47,709
Dana, Inc.	25,156	304,891
Dave & Buster’s Entertainment, Inc.*	1,290	51,355
Designer Brands, Inc. - Class A	3,580	24,451
Dick’s Sporting Goods, Inc.	2,050	440,442
Dillard’s, Inc. - Class A	2,341	1,030,953
Dorman Products, Inc.*	260	23,785
El Pollo Loco Holdings, Inc.*	3,380	38,228
Ethan Allen Interiors, Inc.	6,952	193,891
Everi Holdings, Inc.*	3,640	30,576
FirstCash Holdings, Inc.	152	15,942
Flexsteel Industries, Inc.	1,780	55,287
Foot Locker, Inc.	5,403	134,643
Forestar Group, Inc.*	5,272	168,651
Gap, Inc.	20,812	497,199
Genesco, Inc.*	1,260	32,584
G-III Apparel Group Ltd.*	5,260	142,388
GMS, Inc.*	7,440	599,738
Goodyear Tire & Rubber Co.*	40,506	459,744

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Green Brick Partners, Inc.*	7,248	$414,876
Group 1 Automotive, Inc.	3,254	967,349
Guess?, Inc.[1]	2,430	49,572
H&E Equipment Services, Inc.	1,215	53,667
Hamilton Beach Brands Holding Co. - Class A	2,891	49,696
Haverty Furniture Cos., Inc.	3,140	79,411
Hibbett, Inc.	1,260	109,885
HNI Corp.	3,380	152,168
Hooker Furnishings Corp.	1,980	28,670
Hovnanian Enterprises, Inc. - Class A*	240	34,061
Installed Building Products, Inc.	220	45,250
Interface, Inc.	4,470	65,620
JetBlue Airways Corp.*	27,964	170,301
Johnson Outdoors, Inc. - Class A	720	25,186
KB Home	4,850	340,373
Kohl’s Corp.	9,910	227,831
Kontoor Brands, Inc.	1,260	83,349
Landsea Homes Corp.*	2,940	27,019
La-Z-Boy, Inc.	8,190	305,323
LCI Industries	1,317	136,151
Leggett & Platt, Inc.	2,210	25,327
LGI Homes, Inc.*	1,981	177,280
Life Time Group Holdings, Inc.*	10,910	205,435
Lifetime Brands, Inc.	2,950	25,341
Light & Wonder, Inc.*	2,682	281,288
M/I Homes, Inc.*	5,925	723,679
Macy’s, Inc.	26,044	500,045
Madison Square Garden Entertainment Corp.*	1,950	66,748
Malibu Boats, Inc. - Class A*	950	33,288
Marcus Corp.	3,670	41,728
MarineMax, Inc.*	3,970	128,509
Marriott Vacations Worldwide Corp.	2,060	179,879
Meritage Homes Corp.	7,146	1,156,580
Miller Industries, Inc.	2,765	152,130
MillerKnoll, Inc.	6,500	172,185
Movado Group, Inc.	3,990	99,191
MRC Global, Inc.*	2,810	36,277
Murphy USA, Inc.	292	137,082
National Vision Holdings, Inc.*	3,408	44,611
Norwegian Cruise Line Holdings Ltd.*	2,080	39,083
ODP Corp.*	9,940	390,344
OneWater Marine, Inc. - Class A*	890	24,537
OPENLANE, Inc.*	14,244	236,308
Oxford Industries, Inc.	1,050	105,157
Patrick Industries, Inc.	2,950	320,222
PC Connection, Inc.	4,362	280,040
Penske Automotive Group, Inc.	2,320	345,726
Playa Hotels & Resorts N.V.*	9,727	81,610
PriceSmart, Inc.	530	43,036
PVH Corp.	8,169	864,852
Red Robin Gourmet Burgers, Inc.*	3,980	30,129
Reservoir Media, Inc.*	4,260	33,654
Resideo Technologies, Inc.*	16,530	323,327
REV Group, Inc.	8,610	214,303
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Rocky Brands, Inc.	1,750	$64,680
Rush Enterprises, Inc. - Class A	14,422	603,849
Rush Enterprises, Inc. - Class B	5,992	235,126
ScanSource, Inc.*	4,700	208,257
Shoe Carnival, Inc.	5,630	207,691
Signet Jewelers Ltd.	3,640	326,071
Skechers USA, Inc. - Class A*	1,230	85,018
SkyWest, Inc.*	17,490	1,435,404
Sonic Automotive, Inc. - Class A	4,157	226,432
Standard Motor Products, Inc.	1,390	38,545
Steelcase, Inc. - Class A	10,665	138,218
Sun Country Airlines Holdings, Inc.*	2,780	34,917
Tapestry, Inc.	2,000	85,580
Taylor Morrison Home Corp.*	25,523	1,414,995
Texas Roadhouse, Inc.	140	24,039
Thor Industries, Inc.	5,818	543,692
Titan Machinery, Inc.*	5,500	87,450
TKO Group Holdings, Inc.	300	32,397
Toll Brothers, Inc.	3,140	361,665
Topgolf Callaway Brands Corp.*	4,350	66,555
Tri Pointe Homes, Inc.*	31,485	1,172,816
Under Armour, Inc. - Class A*	10,172	67,847
UniFirst Corp.	600	102,918
Urban Outfitters, Inc.*	12,439	510,621
Victoria’s Secret & Co.*	1,450	25,621
Vista Outdoor, Inc.*	8,289	312,081
VSE Corp.	1,600	141,248
Wabash National Corp.	2,150	46,956
WESCO International, Inc.	3,042	482,218
Winmark Corp.	220	77,579
Winnebago Industries, Inc.	5,745	311,379
Zumiez, Inc.*	3,850	74,998
		30,086,782
CONSUMER, NON-CYCLICAL — 9.5%
ABM Industries, Inc.	13,275	671,317
Acadia Healthcare Co., Inc.*	8,554	577,737
ACCO Brands Corp.	13,780	64,766
Adtalem Global Education, Inc.*	11,110	757,813
Agios Pharmaceuticals, Inc.*	470	20,266
Alight, Inc.*	20,250	149,445
American Public Education, Inc.*	5,210	91,592
Andersons, Inc.	8,960	444,416
Anika Therapeutics, Inc.*	600	15,198
Artivion, Inc.*	3,060	78,489
Avanos Medical, Inc.*	6,650	132,468
B&G Foods, Inc.	1,990	16,079
BrightView Holdings, Inc.*	6,980	92,834
Brookdale Senior Living, Inc.*	17,235	117,715
Cal-Maine Foods, Inc.	3,343	204,291
CBIZ, Inc.*	7,635	565,753
Central Garden & Pet Co. - Class A*	9,737	321,613
Coca-Cola Consolidated, Inc.	310	336,350
CRA International, Inc.	1,290	222,164
Cross Country Healthcare, Inc.*	2,690	37,230
Deluxe Corp.	6,340	142,396
Dun & Bradstreet Holdings, Inc.	12,440	115,194

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Edgewell Personal Care Co.	10,120	$406,723
Emergent BioSolutions, Inc.*	6,910	47,126
Ennis, Inc.	5,900	129,151
Enovis Corp.*	6,598	298,230
Envista Holdings Corp.*	5,960	99,115
First Advantage Corp.	5,210	83,725
FONAR Corp.*	1,270	20,320
Fresh Del Monte Produce, Inc.	11,020	240,787
FTI Consulting, Inc.*	330	71,125
Fulgent Genetics, Inc.*	2,200	43,164
Graham Holdings Co. - Class B	570	398,743
Grand Canyon Education, Inc.*	430	60,161
Green Dot Corp. - Class A*	4,510	42,620
GXO Logistics, Inc.*	1,290	65,145
Heidrick & Struggles International, Inc.	2,765	87,319
Herc Holdings, Inc.	273	36,388
Huron Consulting Group, Inc.*	2,360	232,460
ICF International, Inc.	3,193	474,033
ICU Medical, Inc.*	300	35,625
Ingles Markets, Inc. - Class A	4,487	307,853
Ingredion, Inc.	1,588	182,144
Innoviva, Inc.*	11,450	187,780
Integer Holdings Corp.*	6,460	748,003
John B Sanfilippo & Son, Inc.	410	39,840
Kelly Services, Inc. - Class A	8,850	189,478
Korn Ferry	8,965	601,910
Laureate Education, Inc.	13,940	208,264
Ligand Pharmaceuticals, Inc.*	1,345	113,330
LiveRamp Holdings, Inc.*	5,329	164,879
ManpowerGroup, Inc.	990	69,102
Matthews International Corp. - Class A	2,790	69,890
Monro, Inc.	1,002	23,908
National HealthCare Corp.	1,820	197,288
National Research Corp.	900	20,655
Natural Grocers by Vitamin Cottage, Inc.	4,950	104,940
Omni AB, Inc. - Earnout Shares[2]	477	—
Omni AB, Inc. - Earnout Shares[2]	477	—
OraSure Technologies, Inc.*	5,810	24,751
Owens & Minor, Inc.*	4,560	61,560
Patterson Cos., Inc.	785	18,934
Pediatrix Medical Group, Inc.*	5,537	41,804
Perdoceo Education Corp.	12,310	263,680
Perrigo Co. PLC	2,500	64,200
Pilgrim’s Pride Corp.*	5,613	216,044
Post Holdings, Inc.*	3,390	353,102
Premier, Inc. - Class A	1,320	24,644
Prestige Consumer Healthcare, Inc.*	9,295	639,961
PROG Holdings, Inc.	5,163	179,053
Quad/Graphics, Inc.	4,040	22,018
Quanex Building Products Corp.	6,075	167,974
QuidelOrtho Corp.*	1,290	42,854
Repay Holdings Corp.*	4,490	47,414
Select Medical Holdings Corp.	4,144	145,289
Seneca Foods Corp. - Class A*	1,430	82,082
SpartanNash Co.	9,243	173,399
Sprouts Farmers Market, Inc.*	2,358	197,270
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Strategic Education, Inc.	3,300	$365,178
Stride, Inc.*	7,215	508,657
Supernus Pharmaceuticals, Inc.*	1,542	41,249
Tandem Diabetes Care, Inc.*	2,540	102,337
Tenet Healthcare Corp.*	580	77,157
TreeHouse Foods, Inc.*	6,827	250,141
TrueBlue, Inc.*	3,150	32,445
UFP Technologies, Inc.*	130	34,303
United Natural Foods, Inc.*	7,570	99,167
Universal Corp.	400	19,276
Universal Technical Institute, Inc.*	2,450	38,539
Upbound Group, Inc.	4,820	147,974
Varex Imaging Corp.*	3,540	52,144
Veracyte, Inc.*	2,123	46,005
Village Super Market, Inc. - Class A	2,030	53,612
Weis Markets, Inc.	7,729	485,149
Zimvie, Inc.*	3,150	57,488
		16,453,204
ENERGY — 9.9%
Adams Resources & Energy, Inc.	560	15,680
Alpha Metallurgical Resources, Inc.	1,728	484,756
Amplify Energy Corp.*	5,030	34,103
Antero Midstream Corp.	14,680	216,383
Antero Resources Corp.*	3,590	117,142
APA Corp.	11,204	329,846
Arch Resources, Inc.	1,380	210,077
Archrock, Inc.	24,950	504,489
Baytex Energy Corp.	0	1
Berry Corp.	8,485	54,813
Bristow Group, Inc.*	3,950	132,443
California Resources Corp.	6,685	355,776
ChampionX Corp.	2,110	70,073
Chord Energy Corp.	4,631	776,526
Civeo Corp.	670	16,696
Civitas Resources, Inc.	7,321	505,149
CNX Resources Corp.*	31,011	753,567
Comstock Resources, Inc.	15,974	165,810
CONSOL Energy, Inc.	7,161	730,637
Crescent Energy Co. - Class A	4,610	54,628
Delek U.S. Holdings, Inc.	9,758	241,608
Diamondback Energy, Inc.	2,569	514,288
DMC Global, Inc.*	2,590	37,348
DNOW, Inc.*	10,475	143,822
Dril-Quip, Inc.*	5,840	108,624
EnLink Midstream LLC	13,765	189,406
Equitrans Midstream Corp.	19,358	251,267
Expro Group Holdings N.V.*	1,115	25,556
FutureFuel Corp.	6,560	33,653
Golar LNG Ltd.	3,025	94,834
Gulfport Energy Corp.*	950	143,450
Helix Energy Solutions Group, Inc.*	27,060	323,096
Helmerich & Payne, Inc.	16,799	607,116
Liberty Energy, Inc.	12,069	252,121
Matador Resources Co.	9,194	547,962
Murphy Oil Corp.	28,371	1,170,020
NACCO Industries, Inc. - Class A	1,750	48,423

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Natural Gas Services Group, Inc.*	2,280	$45,874
Newpark Resources, Inc.*	17,215	143,057
Noble Corp. PLC	992	44,293
Northern Oil & Gas, Inc.	1,340	49,808
NOV, Inc.	5,925	112,634
Oceaneering International, Inc.*	6,382	150,998
Oil States International, Inc.*	6,995	31,058
Par Pacific Holdings, Inc.*	1,299	32,800
Patterson-UTI Energy, Inc.	22,443	232,509
PBF Energy, Inc. - Class A	21,057	969,043
Peabody Energy Corp.	21,613	478,080
Permian Resources Corp.	30,974	500,230
ProPetro Holding Corp.*	21,680	187,966
Ramaco Resources, Inc. - Class A	3,400	42,330
Ramaco Resources, Inc. - Class B	860	9,340
Range Resources Corp.	2,399	80,438
Ranger Energy Services, Inc.	3,140	33,033
REX American Resources Corp.*	3,450	157,285
RPC, Inc.	3,960	24,750
SandRidge Energy, Inc.	2,136	27,618
Seadrill Ltd.*	2,200	113,300
SilverBow Resources, Inc.*	1,630	61,663
SM Energy Co.	9,894	427,718
Smart Sand, Inc.*	12,337	26,031
SunCoke Energy, Inc.	26,870	263,326
Talos Energy, Inc.*	11,958	145,290
Targa Resources Corp.	3,000	386,340
TechnipFMC PLC	24,480	640,152
Tidewater, Inc.*	570	54,270
Transocean Ltd.*	43,373	232,046
U.S. Silica Holdings, Inc.*	11,839	182,913
VAALCO Energy, Inc.	18,740	117,500
Vital Energy, Inc.*	2,350	105,327
Warrior Met Coal, Inc.	9,525	597,884
Weatherford International PLC*	1,230	150,613
		17,118,706
FINANCIAL — 27.5%
1st Source Corp.	5,572	298,771
ACNB Corp.	500	18,135
Air Lease Corp.	23,444	1,114,293
Amalgamated Financial Corp.	3,210	87,954
Ambac Financial Group, Inc.*	6,390	81,920
Amerant Bancorp, Inc.	1,650	37,455
Ameris Bancorp	7,392	372,187
AMERISAFE, Inc.	860	37,745
Anywhere Real Estate, Inc.*	4,470	14,796
Associated Banc-Corp	30,670	648,670
Assured Guaranty Ltd.	12,678	978,108
Atlantic Union Bankshares Corp.	16,309	535,751
Axis Capital Holdings Ltd.	8,205	579,683
Axos Financial, Inc.*	5,745	328,327
Bakkt Holdings, Inc.*	1,370	25,920
Banc of California, Inc.	9,080	116,042
BancFirst Corp.	484	42,447
Bancorp, Inc.*	4,397	166,031
Bank of Hawaii Corp.	2,141	122,487
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Bank of NT Butterfield & Son Ltd.	1,180	$41,442
Bank OZK	17,199	705,159
Bank7 Corp.	770	24,101
BankFinancial Corp.	3,130	32,208
BankUnited, Inc.	14,354	420,142
Banner Corp.	6,730	334,077
Bar Harbor Bankshares	1,790	48,115
BCB Bancorp, Inc.	1,600	17,008
Berkshire Hills Bancorp, Inc.	7,906	180,257
Bread Financial Holdings, Inc.	6,730	299,889
Bridgewater Bancshares, Inc.*	2,910	33,785
Brighthouse Financial, Inc.*	8,822	382,345
Brookfield Asset Management Ltd. - Class A	4,393	167,154
Brookline Bancorp, Inc.	13,105	109,427
Burke & Herbert Financial Services Corp.	1,397	71,219
Business First Bancshares, Inc.	3,150	68,544
Byline Bancorp, Inc.	3,970	94,248
C&F Financial Corp.	710	34,222
Cadence Bank	16,541	467,779
Camden National Corp.	1,501	49,533
Capital City Bank Group, Inc.	1,190	33,844
Capitol Federal Financial, Inc.	8,420	46,226
Carter Bankshares, Inc.*	3,660	55,339
Cathay General Bancorp	9,430	355,700
Central Pacific Financial Corp.	2,620	55,544
Chemung Financial Corp.	680	32,640
ChoiceOne Financial Services, Inc.	500	14,325
Citizens, Inc.*	7,943	21,605
City Holding Co.	2,059	218,769
Cleanspark, Inc.*	16,210	258,549
CNB Financial Corp.	2,560	52,250
CNO Financial Group, Inc.	27,099	751,184
Coastal Financial Corp.*	780	35,989
Codorus Valley Bancorp, Inc.	1,140	27,406
Columbia Banking System, Inc.	11,191	222,589
Comerica, Inc.	730	37,259
Community Financial System, Inc.	2,612	123,312
Community Trust Bancorp, Inc.	1,470	64,180
Community West Bancshares	1,800	33,300
ConnectOne Bancorp, Inc.	8,940	168,877
Consumer Portfolio Services, Inc.*	3,597	35,251
CrossFirst Bankshares, Inc.*	3,800	53,276
Cushman & Wakefield PLC*	10,460	108,784
Customers Bancorp, Inc.*	7,965	382,161
CVB Financial Corp.	5,390	92,924
Dime Community Bancshares, Inc.	6,639	135,436
Donegal Group, Inc. - Class A	1,421	18,302
Eagle Bancorp, Inc.	4,147	78,378
Employers Holdings, Inc.	5,219	222,486
Enact Holdings, Inc.	2,253	69,077
Encore Capital Group, Inc.*	4,890	204,060
Enova International, Inc.*	4,945	307,826
Enstar Group Ltd.*	1,260	385,182
Enterprise Financial Services Corp.	3,695	151,162

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Esquire Financial Holdings, Inc.	1,059	$50,408
ESSA Bancorp, Inc.	960	16,886
Essent Group Ltd.	6,727	377,990
Evercore, Inc. - Class A	640	133,395
EZCORP, Inc. - Class A*	14,370	150,454
F&G Annuities & Life, Inc.	900	34,245
FB Financial Corp.	920	35,908
Federal Agricultural Mortgage Corp. - Class C	1,978	357,662
Financial Institutions, Inc.	2,250	43,470
First BanCorp/Puerto Rico	52,310	956,750
First Bancorp/Southern Pines NC	2,038	65,053
First Bancshares, Inc.	2,626	68,223
First Bank/Hamilton NJ	1,170	14,906
First Busey Corp.	6,979	168,962
First Business Financial Services, Inc.	1,420	52,526
First Commonwealth Financial Corp.	21,140	291,943
First Community Bankshares, Inc.	1,750	64,470
First Financial Bancorp	20,709	460,154
First Financial Corp.	1,821	67,158
First Financial Northwest, Inc.	1,360	28,737
First Foundation, Inc.	6,160	40,348
First Hawaiian, Inc.	1,640	34,046
First Horizon Corp.	4,782	75,412
First Internet Bancorp	2,390	64,578
First Interstate BancSystem, Inc. - Class A	6,166	171,230
First Merchants Corp.	6,962	231,765
First Mid Bancshares, Inc.	2,812	92,459
Flushing Financial Corp.	4,110	54,046
FNB Corp.	38,057	520,620
FRP Holdings, Inc.*	2,140	61,033
FS Bancorp, Inc.	620	22,599
FTAI Aviation Ltd.	960	99,101
FTAI Infrastructure, Inc.	2,520	21,748
Fulton Financial Corp.	40,311	684,481
Genworth Financial, Inc.*	108,528	655,509
German American Bancorp, Inc.	1,000	35,350
Glacier Bancorp, Inc.	2,150	80,238
Great Southern Bancorp, Inc.	2,295	127,625
Hancock Whitney Corp.	17,453	834,777
Hanmi Financial Corp.	9,080	151,818
Hanover Insurance Group, Inc.	240	30,106
HarborOne Bancorp, Inc.	3,260	36,284
Heartland Financial USA, Inc.	5,040	224,028
Heritage Commerce Corp.	6,040	52,548
Heritage Financial Corp.	1,618	29,173
Heritage Insurance Holdings, Inc.*	2,821	19,973
Hilltop Holdings, Inc.	12,462	389,811
Home Bancorp, Inc.	940	37,609
HomeStreet, Inc.	2,050	23,370
Hope Bancorp, Inc.	19,307	207,357
Horace Mann Educators Corp.	6,951	226,742
Horizon Bancorp, Inc.	3,741	46,276
Howard Hughes Holdings, Inc.*	4,619	299,404
Independent Bank Corp.	3,950	106,650
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Independent Bank Corp.	1,755	$89,014
Independent Bank Group, Inc.	5,175	235,566
International Bancshares Corp.	12,765	730,286
Invesco Ltd.	12,170	182,063
Investar Holding Corp.	1,000	15,400
Jackson Financial, Inc. - Class A	14,353	1,065,854
Janus Henderson Group PLC	10,032	338,179
Kearny Financial Corp.	10,002	61,512
Kemper Corp.	2,100	124,593
Kennedy-Wilson Holdings, Inc.	10,815	105,122
Legacy Housing Corp.*	276	6,331
LendingClub Corp.*	14,300	120,978
Live Oak Bancshares, Inc.	3,380	118,503
Marcus & Millichap, Inc.	1,460	46,019
McGrath RentCorp	1,675	178,471
Mercantile Bank Corp.	3,170	128,607
Merchants Bancorp	640	25,946
Mercury General Corp.	2,892	153,681
Metropolitan Bank Holding Corp.*	560	23,570
MGIC Investment Corp.	36,100	777,955
Midland States Bancorp, Inc.	3,660	82,899
MidWestOne Financial Group, Inc.	1,400	31,486
Mr Cooper Group, Inc.*	13,692	1,112,201
National Western Life Group, Inc. - Class A	510	253,439
Navient Corp.	33,364	485,780
NBT Bancorp, Inc.	2,520	97,272
Nelnet, Inc. - Class A	5,820	587,005
Newmark Group, Inc. - Class A	11,470	117,338
NMI Holdings, Inc.*	15,117	514,583
Northeast Bank	1,190	72,423
Northfield Bancorp, Inc.	5,760	54,605
Northrim BanCorp, Inc.	1,860	107,210
Northwest Bancshares, Inc.	25,491	294,421
Oak Valley Bancorp	1,610	40,202
OceanFirst Financial Corp.	11,811	187,677
OFG Bancorp	14,850	556,132
Old National Bancorp	40,696	699,564
Old Second Bancorp, Inc.	2,780	41,172
OneMain Holdings, Inc.	2,350	113,951
Oppenheimer Holdings, Inc. - Class A	2,470	118,338
Orrstown Financial Services, Inc.	1,320	36,115
Pacific Premier Bancorp, Inc.	18,260	419,432
Palomar Holdings, Inc.*	440	35,706
Park National Corp.	185	26,333
Pathward Financial, Inc.	2,895	163,770
PCB Bancorp	3,540	57,631
Peapack-Gladstone Financial Corp.	3,435	77,803
PennyMac Financial Services, Inc.	6,607	625,022
Peoples Bancorp, Inc.	6,923	207,690
Peoples Financial Services Corp.	1,390	63,301
Pinnacle Financial Partners, Inc.	2,127	170,245
Piper Sandler Cos.	1,943	447,220
Popular, Inc.	9,530	842,738
PRA Group, Inc.*	2,050	40,303
Preferred Bank/Los Angeles CA	3,270	246,852

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Premier Financial Corp.	6,454	$132,049
Primerica, Inc.	300	70,974
Primis Financial Corp.	2,444	25,613
ProAssurance Corp.*	7,775	95,010
Provident Financial Holdings, Inc.	1,180	14,750
Provident Financial Services, Inc.	31,378	450,274
QCR Holdings, Inc.	1,667	100,020
Radian Group, Inc.	16,472	512,279
RE/MAX Holdings, Inc. - Class A	6,309	51,103
Regional Management Corp.	2,250	64,665
Renasant Corp.	11,493	350,996
Republic Bancorp, Inc. - Class A	1,290	69,157
S&T Bancorp, Inc.	3,833	127,984
Safety Insurance Group, Inc.	1,430	107,293
Sandy Spring Bancorp, Inc.	6,931	168,839
Seacoast Banking Corp. of Florida	3,015	71,275
Selective Insurance Group, Inc.	1,551	145,530
Sierra Bancorp	2,330	52,145
Simmons First National Corp. - Class A	16,097	282,985
SiriusPoint Ltd.*	14,610	178,242
SmartFinancial, Inc.	1,970	46,630
Southern Missouri Bancorp, Inc.	100	4,501
Southside Bancshares, Inc.	1,366	37,715
SouthState Corp.	4,413	337,241
Stellar Bancorp, Inc.	2,529	58,066
Stewart Information Services Corp.	2,660	165,133
Stifel Financial Corp.	3,100	260,865
Stock Yards Bancorp, Inc.	840	41,723
StoneX Group, Inc.*	2,796	210,567
Texas Capital Bancshares, Inc.*	9,492	580,341
Timberland Bancorp, Inc.	1,578	42,748
Tiptree, Inc.	9,480	156,325
Tompkins Financial Corp.	899	43,961
Towne Bank/Portsmouth VA	2,010	54,813
TriCo Bancshares	3,083	121,994
TrustCo Bank Corp. NY	3,330	95,804
Trustmark Corp.	8,127	244,135
United Bankshares, Inc.	11,352	368,259
United Community Banks, Inc.	7,632	194,311
United Fire Group, Inc.	2,240	48,138
Universal Insurance Holdings, Inc.	5,090	95,488
Univest Financial Corp.	5,460	124,652
Unum Group	12,026	614,649
Valley National Bancorp	43,273	302,046
Veritex Holdings, Inc.	2,990	63,059
Virtus Investment Partners, Inc.	558	126,024
WaFd, Inc.	19,580	559,596
Walker & Dunlop, Inc.	1,934	189,919
Washington Trust Bancorp, Inc.	1,970	53,998
Waterstone Financial, Inc.	4,134	52,874
Webster Financial Corp.	7,689	335,163
WesBanco, Inc.	10,891	303,968
Westamerica BanCorp	1,630	79,104
Western Alliance Bancorp	1,706	107,171
White Mountains Insurance Group Ltd.	295	536,148
Wintrust Financial Corp.	5,134	506,007
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
World Acceptance Corp.*	540	$66,733
WSFS Financial Corp.	7,531	353,957
Zions Bancorp N.A.	3,250	140,952
		47,619,452
INDUSTRIAL — 19.6%
AAR Corp.*	9,170	666,659
Acuity Brands, Inc.	140	33,802
Air Transport Services Group, Inc.*	8,620	119,559
Alamo Group, Inc.	190	32,870
American Woodmark Corp.*	2,633	206,954
Apogee Enterprises, Inc.	2,170	136,352
Applied Industrial Technologies, Inc.	490	95,060
ArcBest Corp.	6,410	686,383
Arcosa, Inc.	5,709	476,188
Ardmore Shipping Corp.	6,720	151,402
Aspen Aerogels, Inc.*	970	23,135
Astec Industries, Inc.	3,117	92,450
Atkore, Inc.	595	80,283
Avnet, Inc.	13,386	689,245
AZEK Co., Inc.*	2,210	93,107
AZZ, Inc.	1,710	132,097
Barnes Group, Inc.	9,027	373,808
Bel Fuse, Inc. - Class B	2,710	176,800
Belden, Inc.	890	83,482
Benchmark Electronics, Inc.	10,280	405,649
Boise Cascade Co.	7,524	897,011
Brady Corp. - Class A	1,955	129,069
Clearwater Paper Corp.*	2,595	125,780
Coherent Corp.*	4,353	315,418
Columbus McKinnon Corp.	5,120	176,845
Comfort Systems USA, Inc.	449	136,550
Concrete Pumping Holdings, Inc.*	4,270	25,663
Core Molding Technologies, Inc.*	1,830	29,170
Costamare, Inc.	25,707	422,366
Covenant Logistics Group, Inc.	1,962	96,707
DHT Holdings, Inc.	48,850	565,194
Dorian LPG Ltd.	12,483	523,787
Ducommun, Inc.*	2,697	156,588
DXP Enterprises, Inc.*	1,480	67,843
Eagle Materials, Inc.	200	43,492
EMCOR Group, Inc.	678	247,524
Encore Wire Corp.	5,575	1,615,802
Enerpac Tool Group Corp.	920	35,126
EnerSys	1,780	184,266
Enpro, Inc.	3,885	565,539
Enviri Corp.*	8,040	69,385
Esab Corp.	5,143	485,653
ESCO Technologies, Inc.	2,323	244,008
Federal Signal Corp.	3,398	284,311
Flowserve Corp.	2,450	117,845
Frontdoor, Inc.*	6,820	230,448
Frontline PLC[1]	23,034	593,356
GATX Corp.	8,475	1,121,751
Genco Shipping & Trading Ltd.	13,325	283,956
Gibraltar Industries, Inc.*	2,069	141,830
Gorman-Rupp Co.	1,010	37,077

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Granite Construction, Inc.	6,413	$397,414
Great Lakes Dredge & Dock Corp.*	7,720	67,782
Greenbrier Cos., Inc.	7,935	393,179
Greif, Inc. - Class A	4,940	283,902
Griffon Corp.	4,790	305,889
Hayward Holdings, Inc.*	5,136	63,173
Heartland Express, Inc.	2,240	27,619
Hillenbrand, Inc.	1,647	65,913
Hub Group, Inc. - Class A	18,930	814,936
Ichor Holdings Ltd.*	3,178	122,512
IES Holdings, Inc.*	210	29,259
International Seaways, Inc.	8,904	526,494
Intevac, Inc.*	6,420	24,781
Itron, Inc.*	830	82,137
JELD-WEN Holding, Inc.*	6,550	88,229
Kennametal, Inc.	7,425	174,784
Kimball Electronics, Inc.*	6,580	144,628
Kirby Corp.*	5,141	615,532
Knowles Corp.*	13,265	228,954
Kratos Defense & Security Solutions, Inc.*	3,012	60,270
L B Foster Co. - Class A*	1,450	31,204
Limbach Holdings, Inc.*	1,060	60,346
Louisiana-Pacific Corp.	990	81,507
LSI Industries, Inc.	1,560	22,573
Manitowoc Co., Inc.*	3,920	45,198
Marten Transport Ltd.	18,895	348,613
MasTec, Inc.*	460	49,215
Masterbrand, Inc.*	1,990	29,213
Materion Corp.	2,824	305,359
Matson, Inc.	5,801	759,757
Metallus, Inc.*	11,432	231,727
Mistras Group, Inc.*	4,020	33,326
Modine Manufacturing Co.*	13,732	1,375,809
Mohawk Industries, Inc.*	2,208	250,807
Moog, Inc. - Class A	1,245	208,288
Mueller Industries, Inc.	8,100	461,214
MYR Group, Inc.*	863	117,118
National Presto Industries, Inc.	460	34,560
NL Industries, Inc.	5,450	32,864
Nordic American Tankers Ltd.	8,300	33,034
Northwest Pipe Co.*	1,917	65,120
nVent Electric PLC	3,475	266,220
O-I Glass, Inc.*	11,355	126,381
Olympic Steel, Inc.	2,849	127,721
Orion Group Holdings, Inc.*	4,360	41,464
Overseas Shipholding Group, Inc. - Class A	14,280	121,094
Pactiv Evergreen, Inc.	4,380	49,582
PAM Transportation Services, Inc.*	1,454	25,256
Park-Ohio Holdings Corp.	1,410	36,505
Plexus Corp.*	3,350	345,653
Powell Industries, Inc.	1,190	170,646
Primoris Services Corp.	7,390	368,687
Proto Labs, Inc.*	910	28,110
Ryder System, Inc.	2,573	318,743
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Ryerson Holding Corp.	3,919	$76,421
Saia, Inc.*	130	61,658
Sanmina Corp.*	16,011	1,060,729
Schneider National, Inc. - Class B	7,120	172,019
Scorpio Tankers, Inc.	9,446	767,865
SFL Corp. Ltd.	3,130	43,444
Smith & Wesson Brands, Inc.	7,030	100,810
SPX Technologies, Inc.*	2,905	412,917
Standex International Corp.	400	64,460
Star Bulk Carriers Corp.	10,510	256,234
Sterling Infrastructure, Inc.*	1,810	214,195
Sturm Ruger & Co., Inc.	359	14,952
Summit Materials, Inc. - Class A*	12,718	465,606
TD SYNNEX Corp.	1,180	136,172
Teekay Corp.*	16,632	149,189
Teekay Tankers Ltd. - Class A	5,263	362,147
Terex Corp.	2,655	145,600
Thermon Group Holdings, Inc.*	2,600	79,976
Timken Co.	1,905	152,648
TopBuild Corp.*	125	48,159
TriMas Corp.	6,050	154,638
Trinity Industries, Inc.	14,845	444,162
TTM Technologies, Inc.*	37,094	720,736
Tutor Perini Corp.*	2,840	61,855
UFP Industries, Inc.	4,420	495,040
Vishay Intertechnology, Inc.	27,399	610,998
Watts Water Technologies, Inc. - Class A	260	47,676
Werner Enterprises, Inc.	10,110	362,241
Willis Lease Finance Corp.	1,740	120,582
World Kinect Corp.	10,480	270,384
Worthington Enterprises, Inc.	2,520	119,272
		34,037,731
TECHNOLOGY — 4.5%
ACI Worldwide, Inc.*	890	35,235
Adeia, Inc.	16,667	186,420
Alpha & Omega Semiconductor Ltd.*	8,325	311,105
Amkor Technology, Inc.	41,556	1,663,071
Amtech Systems, Inc.*	3,500	20,510
ASGN, Inc.*	570	50,257
Axcelis Technologies, Inc.*	557	79,200
CACI International, Inc. - Class A*	1,449	623,258
Cohu, Inc.*	6,652	220,181
Conduent, Inc.*	23,730	77,360
Consensus Cloud Solutions, Inc.*	1,490	25,598
CoreCard Corp.*	1,930	28,159
CSP, Inc.	1,160	17,284
Digi International, Inc.*	5,215	119,580
Diodes, Inc.*	827	59,486
Donnelley Financial Solutions, Inc.*	1,040	62,005
Immersion Corp.	1,770	16,656
Insight Enterprises, Inc.*	5,945	1,179,250
Kulicke & Soffa Industries, Inc.	2,288	112,547
Kyndryl Holdings, Inc.*	2,040	53,672
Maximus, Inc.	930	79,701
NetScout Systems, Inc.*	13,590	248,561
Onto Innovation, Inc.*	1,204	264,350

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Parsons Corp.*	1,150	$94,082
Photronics, Inc.*	13,193	325,471
Rambus, Inc.*	5,125	301,145
Richardson Electronics Ltd./United States	2,340	27,823
Semtech Corp.*	3,571	106,701
SolarWinds Corp.	3,010	36,271
Super Micro Computer, Inc.*	1,076	881,621
Ultra Clean Holdings, Inc.*	3,080	150,920
Veradigm, Inc.*	18,109	172,036
Vishay Precision Group, Inc.*	2,480	75,491
Xerox Holdings Corp.	1,520	17,662
		7,722,669
UTILITIES — 0.5%
American States Water Co.	460	33,382
Brookfield Infrastructure Corp. - Class A	7,163	241,106
Clearway Energy, Inc. - Class C	2,030	50,121
MGE Energy, Inc.	354	26,451
New Jersey Resources Corp.	2,626	112,235
NRG Energy, Inc.	3,232	251,643
ONE Gas, Inc.	840	53,634
Ormat Technologies, Inc.	271	19,431
Otter Tail Corp.	1,101	96,437
		884,440
TOTAL COMMON STOCKS
(Cost $106,062,102)		167,093,890
EXCHANGE-TRADED FUNDS — 1.5%
Direxion Daily Small Cap Bull 3X Shares ETF	9,734	356,946
iShares Russell 2000 Value ETF	6,035	919,130
iShares S&P Small-Cap 600 Value ETF[1]	2,010	195,513
SPDR S&P Regional Banking ETF[1]	19,183	941,885
VanEck Oil Services ETF[1]	490	154,928
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,876,935)		2,568,402
PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
Qurate Retail, Inc. 8.00%, 3/15/2031[3]	274	11,522
WESCO International, Inc. 10.62%[3,4,5]	5,008	129,857
		141,379
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[3]	1,855	44,353
TOTAL PREFERRED STOCKS
(Cost $188,490)		185,732
	Number of Shares	Value
WARRANTS — 0.0%
BASIC MATERIALS — 0.0%
Resolute Forest Products, Inc., Expiration Date: December 31, 2025*[2]	12,820	$—
CONSUMER, NON-CYCLICAL — 0.0%
Akouos, Inc., Expiration Date: December 5, 2024*[2]	5,159	—
Jounce Therapeutics, Expiration Date: December 31, 2025*[2]	18,810	—
		—
TOTAL WARRANTS
(Cost $0)		—
MONEY MARKET INVESTMENTS — 1.5%
Federated Treasury Obligations Fund - Class Institutional, 5.09%[4,6]	500,000	500,000
Fidelity Institutional Government Portfolio - Class I, 5.13%[4]	240,679	240,679
Invesco Government & Agency Portfolio, 5.23%[4,7]	1,948,758	1,948,758
TOTAL MONEY MARKET INVESTMENTS
(Cost $2,689,437)		2,689,437
TOTAL INVESTMENTS — 99.5%
(Cost $110,816,964)		172,537,461
Other assets less liabilities — 0.5%		841,485
TOTAL NET ASSETS — 100.0%		$173,378,946

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
*Non-income producing security.
[1]All or a portion of shares are on loan. Total loaned securities had a fair value of $1,901,704 at June 30, 2024.
[2]Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs.
[3]Callable.
[4]Variable rate security; the rate shown represents the rate at June 30, 2024.
[5]Perpetual security; maturity date is not applicable.
[6]All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 at June 30, 2024. The Fund had option contracts transactions during the period ended June 30, 2024, however, due to the timing of these transactions, there were no open options contracts as of June 30, 2024.
[7]Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $1,948,758 at June 30, 2024.